Document And Entity Information	Mar. 19, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2026
Entity Registrant Name	Planet Labs PBC
Entity Central Index Key	0001836833
Entity Emerging Growth Company	false
Entity File Number	001-40166
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	85-4299396
Entity Address, Address Line One	645 Harrison Street, Floor 4
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	829-3313
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PL
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock, at an exercise price of $11.50 per share
Trading Symbol	PL WS
Security Exchange Name	NYSE